Other employee benefits (Schedule of other employee benefit plan, assumptions used (Details) - Other employee benefits [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Defined benefit cost [Member]
Other Employee Benefits [Line Items]
Discount rate	2.76%	3.17%
Defined benefit cost [Member] | Initial [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	5.66%	5.68%
Defined benefit cost [Member] | Ultimate [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	4.00%	4.00%
Defined benefit cost [Member] | Males [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	20.3	21.2
Defined benefit cost [Member] | Females [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	23.7	23.9
Defined benefit obligation [Member]
Other Employee Benefits [Line Items]
Discount rate	3.30%	2.76%
Defined benefit obligation [Member] | Initial [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	6.00%	5.66%
Defined benefit obligation [Member] | Ultimate [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	4.00%	4.00%
Defined benefit obligation [Member] | Males [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	20.4	20.3
Average longevity at retirement age for current employees (future pensioners) (years)	22.3	22.2
Defined benefit obligation [Member] | Females [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	23.7	23.7
Average longevity at retirement age for current employees (future pensioners) (years)	25.4	25.4